INCOME TAX (Tables) - Globis Acquisition Corp [Member]	4 Months Ended
Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF DEFERRED TAX ASSETS

The Company’s net deferred tax assets are as follows:

December 31,
2020
Deferred tax assets
Net operating loss carryforward	$2,586
Startup and organizational costs	16,290
Total deferred tax assets	18,876
Valuation Allowance	(18,876)
Deferred tax assets, net valuation allowance	$—

SCHEDULE OF INCOME TAX PROVISION

The income tax provision consists of the following:

December 31,
2020
Federal
Current	$—
Deferred	(18,876)

State and Local
Current	—
Deferred	—

Change in valuation allowance	18,876

Income tax provision	$—

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

December 31, 2020

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Valuation allowance	(21.0)%
Income tax provision	0.0%